SCHEDULE OF DILUTED NET LOSS PER SHARE ANTI-DILUTIVE (Details) - shares		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Share Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
2024 SAFE		817,567	538,231
Ordinary Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
2024 SAFE		2,695,425
Underwriter Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
2024 SAFE		37,614
2024 SAFE [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
2024 SAFE	[1]		614,006

[1]	The weighted average number of Ordinary Shares in connection with the 2024 SAFE for the six months ended June 30, 2025 is based on the assumption the conversion of the 2024 SAFE into shares will occur upon its maturity.